UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northwestern Investment Management Company
Address: 720 E. Wisconsin Ave.
         Milwaukee, WI  53202

13F File Number:  28-5583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark Doll
Title:    Vice President and Assistant Treasurer
Phone:    414-299-5288
Signature, Place, and Date of Signing:

/S/ Mark Doll     Milwaukee, Wisconsin     August 9, 2000


Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[ X]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F
FILE NO.  NAME
--------  ----------------------------------------------
28-229    The Northwestern Mutual Life Insurance Company